Risk/Return Detail Data - FidelityStrategicRealReturnFund-AMCIZPRO	Nov. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Strategic Real Return Fund /Fidelity Advisor® Strategic Real Return Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Strategic Real Return Fund seeks real return consistent with reasonable investment risk.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 41 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23 % of the average value of its portfolio.
Portfolio Turnover, Rate	23.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 41 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Allocating the fund's assets in seeking real return (total return reduced by the expected impact of inflation) among four general investment categories: inflation-protected debt securities, floating rate loans (including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds)), commodity-linked derivative instruments and related investments, and real estate investment trusts (REITs) and other real estate related investments. Using a neutral mix of approximately 25% inflation-protected debt securities (which attempts to track the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index, an index composed of inflation-protected debt securities issued by the U.S. Treasury), 25% floating rate loans, 30% commodity-linked derivative instruments and related investments, and 20% REITs and other real estate related investments. Investing in domestic and foreign issuers. Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index , a hypothetical composite of market indexes , and an additional index over various periods of time. The hypothetical composite of market indexes and additional index have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index , a hypothetical composite of market indexes , and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	7.17%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	8.78%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(14.59%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | Fidelity Advisor Strategic Real Return Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.72%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.06%	[2]
Total annual operating expenses	1.03%
Fee waiver and/or expense reimbursement	0.08%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.95%
1 year	$ 493
3 years	704
5 years	936
10 years	1,600
1 Year	493
3 Years	704
5 Years	936
10 Years	$ 1,600
2014	0.72%
2015	(7.63%)
2016	8.83%
2017	3.76%
2018	(4.28%)
2019	10.27%
2020	3.49%
2021	15.50%
2022	(3.58%)
2023	4.32%
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | Fidelity Advisor Strategic Real Return Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[5]
Management fee	0.71%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.06%	[2]
Total annual operating expenses	1.77%
Fee waiver and/or expense reimbursement	0.07%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.70%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 273
3 years	548
5 years	950
10 years	1,881
1 Year	173
3 Years	548
5 Years	950
10 Years	$ 1,881
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | Fidelity Advisor Strategic Real Return Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.73%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.06%	[2]
Total annual operating expenses	1.04%
Fee waiver and/or expense reimbursement	0.09%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.95%
1 year	$ 493
3 years	706
5 years	940
10 years	1,610
1 Year	493
3 Years	706
5 Years	940
10 Years	$ 1,610
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | Fidelity Advisor Strategic Real Return Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.71%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%	[2]
Total annual operating expenses	0.77%
Fee waiver and/or expense reimbursement	0.07%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.70%
1 year	$ 72
3 years	237
5 years	419
10 years	945
1 Year	72
3 Years	237
5 Years	419
10 Years	$ 945
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | Fidelity Advisor Strategic Real Return Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.61%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%	[2]
Total annual operating expenses	0.67%
Fee waiver and/or expense reimbursement	0.06%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.61%
1 year	$ 62
3 years	206
5 years	365
10 years	827
1 Year	62
3 Years	206
5 Years	365
10 Years	$ 827
Annual Return, Inception Date	Oct. 02, 2018
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | Return Before Taxes | Fidelity Advisor Strategic Real Return Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	0.15%
Past 5 years	4.94%
Past 10 years	2.50%
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | Return Before Taxes | Fidelity Advisor Strategic Real Return Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	2.60%
Past 5 years	5.03%
Past 10 years	2.29%
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | Return Before Taxes | Fidelity Advisor Strategic Real Return Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	0.16%
Past 5 years	4.93%
Past 10 years	2.49%
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | Return Before Taxes | Fidelity Advisor Strategic Real Return Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	4.58%
Past 5 years	6.08%
Past 10 years	3.19%
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | Return Before Taxes | Fidelity Advisor Strategic Real Return Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	4.55%
Past 5 years	6.15%
Since Inception	4.73%	[6]
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | After Taxes on Distributions | Fidelity Advisor Strategic Real Return Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(1.80%)
Past 5 years	3.16%
Past 10 years	0.94%
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | After Taxes on Distributions and Sales | Fidelity Advisor Strategic Real Return Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	0.14%
Past 5 years	3.08%
Past 10 years	1.23%
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | LB124
Risk/Return:
Label	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Past 1 year	3.90%
Past 5 years	3.15%
Past 10 years	2.42%
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | F0665
Risk/Return:
Label	Fidelity Strategic Real Return Composite Index℠
Past 1 year	5.54%
Past 5 years	6.19%
Past 10 years	3.30%
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]	B Adjusted to reflect current fees.
[3]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20%, 0.21%, 0.19%, 0.19%, and 0.09% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[4]
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.95%, 0.95%, 1.70%, 0.70%, and 0.61% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through January 31, 2026 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[5]	B On Class C shares redeemed less than one year after purchase.
[6]	A From October 2, 2018 .